Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and Cash Equivalents	$ 1,235,000	$ 577,000	$ 537,000
Accounts Receivable, Net of Allowance for Doubtful Accounts of $1,067,000, $950,000 and $523,000	10,544,000	6,042,000	4,381,000
Inventory	26,595,000	22,521,000	21,443,000
Prepaid Expenses and Other Current Assets	188,000	330,000	207,000
Taxes Receivable	0	0	16,000
Deposits - Customers	126,000	2,000	59,000
Total Current Assets	38,688,000	29,472,000	26,643,000
Property and Equipment, net	5,140,000	3,971,000	3,935,000
Capitalized Engineering Costs - net of Accumulated Amortization of $3,101,000, $2,990,000 and $2,410,000	906,000	969,000	1,039,000
Deferred Financing Costs, net, deposit and other assets	586,000	671,000	701,000
Intangible Assets, net	6,498,000	1,607,000	1,775,000
Goodwill	453,000	291,000	291,000
TOTAL ASSETS	52,271,000	36,981,000	34,384,000
LIABILITIES AND STOCKHOLDERS' EQUITY
Current Portion Notes Payable and Capitalized Lease Obligations	17,297,000	14,055,000	12,940,000
Accounts Payable and Accrued Expenses	8,076,000	7,432,000	5,866,000
Lease Impairment - Current	91,000	85,000	96,000
Deferred Gain on Sale - Current Portion	38,000	38,000	38,000
Income Taxes Payable	626,000	41,000	0
Total Current Liabilities	26,128,000	21,651,000	18,940,000
Long term liabilities
Notes Payable and Capitalized Lease Obligation - Net of Current Portion	6,766,000	8,992,000	11,536,000
Lease Impairment - Net of Current Portion	167,000	175,000	260,000
Deferred Gain on Sale - Net of Current Portion	504,000	523,000	561,000
Deferred Rent	1,022,000	974,000	800,000
Total Liabilities	34,587,000	32,315,000	32,097,000
Commitments and contingencies
Stockholders' Equity
Preferred Stock Par Value $.001-Authorized 8,003,716 shares Designated as Series ""A"" Convertible Preferred - $.001 par Value, 1,000 Shares Authorized 0 Shares issued and outstanding as of June 30, 2012, December 31, 2011 and December 31, 2010, respectively.	0	0	0
Designated as Series ""B"" Convertible Preferred -$.001 Par Value, 4,000,000 shares authorized, 0 and 0 shares issued and outstanding as of June 30, 2012, December 31, 2011 and December 31, 2010, respectively; Liquidation Value, $ 0	0	0	0
Common Stock - $.001 Par, 20,000,000 Shares Authorized, 5,672,760; 3,579,114 and 3,579,114 Shares Issued and Outstanding as of June 30, 2012, December 31, 2011 and December 31, 2010, respectively	6,000	4,000	4,000
Additional Paid-In Capital	38,018,000	26,141,000	26,009,000
Accumulated Deficit	(20,340,000)	(21,479,000)	(23,726,000)
Total Stockholders' Equity	17,684,000	4,666,000	2,287,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 52,271,000	$ 36,981,000	$ 34,384,000